Leasing - Schedule of Consolidated Balance Sheets (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Consolidated Balance Sheets and Components of Lease Expenses [Abstract]
Operating lease right-of-use assets, net	$ 405,984	$ 653,730
Operating lease liabilities-current	148,227	231,978
Operating lease liabilities-non-current	263,983	441,504
Total operating lease liabilities	412,210	673,482
Amortization of right-of-use assets	221,246	224,451	$ 180,464
Interest of operating lease liabilities	21,234	23,048
Total lease cost	$ 242,480	$ 247,499